Debt (Tables)	12 Months Ended
Jul. 03, 2022
Debt Disclosure [Abstract]
Schedule of debt structure
	July 3, 2022	June 27, 2021
First Lien Credit Facility Term Loan (Maturing July 3, 2024 and bearing variable rate interest; 5.17% and 4.55% at July 3, 2022 and June 27, 2021, respectively, excluding impact of hedging)	$790,271	$800,534
New Revolver (Maturing April 4, 2024 and bearing variable rate interest; 4.13% at July 3, 2022)	86,434	—
First Lien Credit Facility Revolver	—	39,853
Incremental Liquidity Facility	—	45,000
	876,705	885,387
Less:
Unamortized financing costs	(6,649)	(9,800)
Current portion of unamortized financing costs	3,245	3,152
Current maturities of long-term debt	(8,211)	(8,211)
Total long-term debt	$865,090	$870,528

Schedule of minimum repayments of debt
2023	$8,211
2024	94,645
2025	773,849
$876,705

Schedule of interest rate swap and cap agreements
	June 27, 2021
	Notional Amounts	Expiration
Interest rate swaps	$552,500	June 30, 2022
Interest rate caps	97,500	March 31, 2022
Total notional amounts	$650,000

Schedule of reclassifications from AOCI into income
	July 3, 2022	June 27, 2021
Interest expense reclassified from AOCI into net loss	$8,809	$9,002